Short-term and Long-term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Disclosure [Line Items]
Weighted average interest rates on short-term debt outstanding (in percentage)	1.15%	0.86%
Weighted average interest rates on total outstanding long-term debt (in percentage)	1.71%	1.82%
Unused line of credit facilities related to commercial paper programs and medium-term notes programs	¥ 2,718,969
Committed lines of unused credit	1,024,274
Unused committed lines supporting commercial paper programs	965,066
Loans | Minimum
Debt Disclosure [Line Items]
Interest rates on long-term debt (in percentage)	0.45%
Loans | Maximum
Debt Disclosure [Line Items]
Interest rates on long-term debt (in percentage)	12.50%
Asset-backed notes
Debt Disclosure [Line Items]
Weighted average interest rates on secured debt (in percentage)	0.70%	0.89%
Medium-term notes
Debt Disclosure [Line Items]
Unused line of credit facilities related to commercial paper programs and medium-term notes programs	1,991,166
Medium-term notes | Minimum
Debt Disclosure [Line Items]
Interest rates on unsecured debt (in percentage)	0.22%	0.38%
Medium-term notes | Maximum
Debt Disclosure [Line Items]
Interest rates on unsecured debt (in percentage)	7.63%	5.03%
Commercial paper
Debt Disclosure [Line Items]
Unused line of credit facilities related to commercial paper programs and medium-term notes programs	¥ 727,803